RELIANCE, INC. STOCK FUND (Details) - Precision Strip Retirement and Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RELIANCE, INC. STOCK FUND
Investments, at fair value	$ 397,831,720	$ 364,732,370
Other receivables	2,993	3,367
Other payables	$ (7,494)	$ (2,200)
Reliance, Inc. stock fund
RELIANCE, INC. STOCK FUND
Number of shares in investment	252,681	252,425
Investments, at fair value	$ 22,433,355	$ 20,549,923
Interest-bearing cash	945,344	892,171
Other receivables	2,993	3,367
Other payables	(7,494)	(2,200)
Fair value of the investment	$ 23,374,198	$ 21,443,261
Number of shares	77,659	76,320